Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Line Items]
Total accrued liabilities	$ 80,223	$ 0
ColdQuanta, Inc. dba Infleqtion [Member]
Accrued Liabilities [Line Items]
Accrued contingent payments	1,828,000	0
Accrued offering costs	731,000	0
Goods and services received, not yet invoiced	1,847,000	3,932,000
Series C convertible redeemable preferred stock unpaid issuance costs	0	2,650,000
Other accruals	524,000	773,000
Total accrued liabilities	8,610,000	9,278,000
Accrued compensation and benefits	$ 3,680,000	$ 1,923,000